SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

17.   SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

A summary of share option and restricted shares activity and related information for the years ended December 31, 2020, 2021 and 2022 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2020	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Expired	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2022	41,350	0.40	0.97	0.81	—
Vested and expected to vest at December 31, 2022	41,350	0.40	0.97	0.81	—
Exercisable at December 31, 2022	41,350	0.40	0.97	0.81	—

17.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value	contractual	intrinsic
	options	per share	year	value
		US$	(Years)	US$

Outstanding, January 1, 2020	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(22,029,560)	(0.42)	—	348
Outstanding, December 31, 2022	—	—	—	—
Vested and expected to vest at December 31, 2022	—	—	—	—
Exercisable at December 31, 2022	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as of December 31, 2021 and 2022 and the exercise price.

As of December 31, 2022, there was no unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized.

As of December 31, 2022, there was no unrecognized restricted share compensation costs related to equity awards granted to employees that is expected to be recognized.

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the years ended December 31, 2020, 2021 and 2022 are included in:

	For the year ended December 31, 2020
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	694	—	694
General and administrative	4,568	1,355	5,923
Service development expenses	1,430	—	1,430

	6,692	1,355	8,047

17.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (Continued)

	For the year ended December 31, 2021
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,665	—	1,665
Sales and marketing	16	—	16
General and administrative	2,843	1,613	4,456
Service development expenses	309	—	309

	4,833	1,613	6,446

	For the year ended December 31, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,372	—	1,372
General and administrative	919	2,046	2,965
Service development expenses	137	—	137

	2,428	2,046	4,474

Warrant issued for private placement

On July 12, 2021, the Company completed a private placement, in which it issued warrants to purchase up to 1,000,000 ADSs (given the effect of the ADS Ratio Change). Each warrant is exercisable for one ADS at an exercise price of US$68.10 per ADS (given the effect of the ADS Ratio Change). The warrants are exercisable six months following their issuance date and will expire on the 3rd anniversary of the issuance date. Also see Note 21.

On June 27, 2022, the Company completed a private placement, in which it issued certain pre-funded warrants to purchase 480,000 ADSs (given the effect of the ADS Ratio Change), Series A warrants to purchase 1,600,000 ADSs (given the effect of the ADS Ratio Change) and Series B warrants to purchase 1,600,000 ADSs (given the effect of the ADS Ratio Change). The pre-funded warrants are exercisable immediately at an exercise price of US$0.10 per ADS (given the effect of the ADS Ratio Change) and were exercised in full in August 2022. Each Series A warrant is exercisable for one ADS at an exercise price of US$11.00 per ADS (given the effect of the ADS Ratio Change). The Series A warrants are immediately exercisable and will expire on the fifth anniversary of the issuance date. Each Series B warrant is exercisable for one ADS at an exercise price of US$10.00 per ADS (given the effect of the ADS Ratio Change). The Series B warrants are immediately exercisable and will expire on the 2½th anniversary of the issuance date. Also see Note 21.

On August 16, 2022, the Company completed a private placement, in which it issued Series A warrants to purchase 1,556,667 ADSs (given the effect of the ADS Ratio Change) and Series B warrants to purchase 1,556,667 ADS (given the effect of the ADS Ratio Change). The Series A Warrants have an exercise price of US$6.60 per ADS (given the effect of the ADS Ratio Change), are immediately exercisable and will expire on the fifth anniversary of the issuance date. The Series B Warrants have an exercise price of US$6.00 per ADS (given the effect of the ADS Ratio Change), are immediately exercisable and will expire on the 2½th anniversary of the issuance date. Also see Note 21.

17.   SHARE-BASED PAYMENT (continued)

Warrant issued for private placement (continued)

A summary of warrants and pre-funded warrants activity and related information for the years ended December 31, 2021 and 2022 are as follows:

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2021	—	—	—	—
Granted	100,000,000	0.68	2.53	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2021	100,000,000	0.68	2.53	—
Granted	679,333,300	0.09	3.31	—
Forfeited	—	—	—	—
Exercised	(48,000,000)	0.07	—	—
Outstanding, December 31, 2022	731,333,300	0.17	3.07	—
Vested and expected to vest at December 31, 2022	731,333,300	0.17	3.07	—
Exercisable at December 31, 2022	731,333,300	0.17	3.07	—